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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
                                                    1275 Pennsylvania Avenue, NW
                                                     Washington, D.C. 20004-2415
                                                   202.383.0100 fax 202.637.3593
                                                              www.sutherland.com
                                   ATLANTA AUSTIN HOUSTON NEW YORK WASHINGTON DC

STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
INTERNET: steve.roth@sutherland.com

January 30, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Initial Registration Statement on Form N-4 for
    First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One (File No. 811-08306) (Marquis Portfolios (offered on and after ________, 2012)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Registration Statement") on Form N-4 for certain individual flexible premium deferred variable annuity contracts, the Marquis Portfolios (offered on and after ________, 2012) (the "Contracts"). The Contracts will be funded through the Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. Financial Statements, exhibits not included with this filing, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

The Company will be requesting selective review for this filing. A formal request for selective review, together with appropriately marked copies of the prospectus and statement of additional information included in the Registration Statement, will be forwarded to the staff of the SEC under separate cover. The Company greatly appreciates the cooperation and assistance of the SEC staff in reviewing and processing the Registration Statement so that it can be declared effective on April 30, 2012.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 383-0158.

Sincerely,


/s/ Stephen E. Roth
-------------------------------------
Stephen E. Roth

Attachment

cc: Michele H. Abate
    John B. Towers
    Patrice M. Pitts